Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenues [Abstract]
Disaggregation of Revenues

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating revenues
Revenues contributing to earnings:
Revenues from contracts with customers
Distribution base revenues
Residential (a)	$508	$479	$1,270	$1,166
Large commercial & industrial (b)	375	343	1,042	960
Other (c)	34	34	96	93

Total distribution base revenues	917	856	2,408	2,219

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	279	262	812	787
Billed to REPs serving Oncor distribution customers, through TCRF	155	143	450	431

Total TCOS revenues	434	405	1,262	1,218

Other miscellaneous revenues	24	27	72	73

Total revenues from contracts with customers	1,375	1,288	3,742	3,510

Other regulated revenues
SRP revenues	41	—	111	—
UTM revenues (d)	36	—	55	—

Total other regulated revenues	77	—	166	—

Total revenues contributing to earnings	1,452	1,288	3,908	3,510

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	374	351	1,094	1,053
EECRF and other revenues	19	21	45	47

Total revenues collected for pass-through expenses	393	372	1,139	1,100

Total operating revenues	$1,845	$1,660	$5,047	$4,610

(a)	Distribution base revenues from residential customers are generally based on actual monthly consumption (kWh).
(b)
Depending on size and annual load factor, distribution base revenues from large commercial & industrial customers are generally based either on actual monthly demand (kilowatts) or the greater of actual monthly demand (kilowatts) or 80% of peak monthly demand during the prior eleven months.

(c)
Includes distribution base revenues from small business customers whose billing is generally based on actual monthly consumption (kWh), lighting sites and other miscellaneous distribution base revenues.

(d)
Includes revenues recognized for recoverable costs, associated with UTM eligible transmission and distribution capital investments put into service after December 31, 2024, including depreciation expenses, carrying costs on unrecovered balances and related taxes.

	Years Ended December 31,
	2024	2023	2022
Operating revenues
Revenues contributing to earnings:
Distribution base revenues
Residential (a)	$1,477	$1,334	$1,215
Large commercial & industrial (b)	1,283	1,162	1,074
Other (c)	126	132	158

Total distribution base revenues	2,886	2,628	2,447

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	1,050	959	944
Billed to REPs serving Oncor distribution customers, through TCRF	574	539	528

Total TCOS revenues	1,624	1,498	1,472
Other miscellaneous revenues	112	109	112

Total revenues contributing to earnings	4,622	4,235	4,031

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	1,394	1,291	1,162
EECRF and other revenues	66	60	50

Total revenues collected for pass-through expenses	1,460	1,351	1,212

Total operating revenues	$6,082	$5,586	$5,243

(a)	Distribution base revenues from residential customers are generally based on actual monthly consumption (kWh).
(b)
Depending on size and annual load factor, distribution base revenues from large commercial & industrial customers are generally based either on actual monthly demand (kilowatts) or the greater of actual monthly demand (kilowatts) or 80% of peak monthly demand during the prior 11 months.

(c)
Includes distribution base revenues from small business customers whose billing is generally based on actual monthly consumption (kWh), lighting sites and other miscellaneous distribution base revenues.